Supplement to the

Fidelity Advisor Consumer Staples Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Consumer Staples Portfolio

Fidelity Advisor Gold Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Gold Portfolio

Fidelity Advisor Materials Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Materials Portfolio

Fidelity Advisor Telecommunications Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Telecommunications Portfolio

Funds of Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

Daniel Dupont no longer manages Gold Portfolio. Duffy Fischer no longer manages Materials Portfolio. All references to Daniel Dupont and Duffy Fischer have been removed from the "Management Contracts" section.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Investment in Wholly-Owned Subsidiary (Gold Portfolio only). Gold Portfolio may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands ("Subsidiary").

The fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by FMR. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in gold and other precious metals. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in the gold industry.

By investing in the Subsidiary the fund may gain exposure to gold and other precious metals within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in gold and other commodities typically is not "qualifying income," the fund relies on a private letter ruling from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following information supplements the information found in the "Distribution and Taxes" section beginning on page 17.

Gold Portfolio relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary (Gold Portfolio only). Gold Portfolio intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income," including net gains from transaction in commodities. Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following information supplements the information found in the "Management Contracts" section beginning on page 29.

FMR also manages the Subsidiary. Gold Portfolio may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMR for the management of its portfolio pursuant to which the Subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract wit h the Subsidiary is in place.

FASFB-08-01 March 8, 2008
1.848947.103

The following information supplements the similar information found in the "Management Contracts" section beginning on page 34.

S. Joseph Wickwire II is a research analyst and is the portfolio manager of Gold Portfolio and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage a sector fund, such as the fund, are referred to as sector fund managers. As of August 31, 2007, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of Mr. Wickwire's bonus that is linked to the investment performance of Gold Portfolio is based on the fund's pre-tax investment performance measured against the S&P/Citigroup BMI Global Gold Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Wickwire as of August 31, 2007:

	Registered Investment Company*	Other Pooled Investment Vehicle	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,261	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Gold Portfolio ($1,261 (in millions) assets managed).

As of August 31, 2007, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Wickwire was $10,001 - $50,000.

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2008:

	Registered Investment Company*	Other Pooled Investment Vehicle	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,937	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Materials Portfolio ($340 (in millions) assets managed).

As of Janaury 31, 2008, the dollar range of shares of Materials Portfolio beneficially owned by Mr. Welo was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 46.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

This Statement of Additional Information dated April 28, 2007 is no longer applicable for Money Market Portfolio. Please refer to the fund's current Statement of Additional Information dated June 29, 2007.

Benjamin Hesse no longer serves as portfolio manager of IT Services Portfolio. Andrew Hatem no longer manages Air Transportation Portfolio. Daniel Dupont no longer manages Gold Portfolio. Martin Zinny no longer manages Retailing Portfolio and Construction & Housing Portfolio. Duffy Fischer no longer manages Materials Portfolio or Chemicals Portfolio. Aaron Cooper no longer manages Medical Equipment Portfolio. Nora Creedon no longer manages Construction and Housing Portfolio. Yolanda Taylor no longer manages Brokerage and Investment Management Portfolio. Lindsay Connor no longer manages Transportation Portfolio. Brian Younger no longer manages Financial Services Portfolio. All references to Benjamin Hesse, Daniel Dupont, Martin Zinny, Duffy Fischer, Aaron Cooper, Nora Creedon, Yolanda Taylor, Lindsay Connor, and Brian Younger have been removed from the "Management Contracts" section.

Effective January 11, 2008, Brian Younger is no longer a portfolio manager of Financial Services Portfolio. All references to Mr. Younger in the Management Contract section beginning on page 50 are no longer applicable.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Investment in Wholly-Owned Subsidiary (Gold Portfolio only). Gold Portfolio may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands ("Subsidiary").

The fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by FMR. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in gold and other precious metals. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in the gold industry.

By investing in the Subsidiary the fund may gain exposure to gold and other precious metals within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in gold and other commodities typically is not "qualifying income," the fund relies on a private letter ruling from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following information supplements the information found in the "Distribution and Taxes" section beginning on page 32.

Gold Portfolio relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary (Gold Portfolio only). Gold Portfolio intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income," including net gains from transaction in commodities. Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following information supplements the information found in the "Management Contracts" section beginning on page 50.

FMR also manages the Subsidiary. Gold Portfolio may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMR for the management of its portfolio pursuant to which the Subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.

The following information supplements similar information found in the "Management Contracts" section beginning on page 50.

Joe Wickwire is a research analyst and is the portfolio manager of Gold Portfolio and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage a sector fund, such as the fund, are referred to as sector fund managers. As of August 31, 2007, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

SELB-08-02 March 8, 2008
1.475630.138

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of Mr. Wickwire's bonus that is linked to the investment performance of Gold Portfolio is based on the fund's pre-tax investment performance measured against the S&P/Citigroup BMI Global Gold Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Ms. Liou as of November 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 45	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes IT Services ($45 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of November 30, 2007
Jane Liou	IT Services Portfolio	$10,001 - $50,000

The following table provides information relating to other accounts managed by Mr. FitzMaurice as of September 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 72	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Air Transportation ($72 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of September 30, 2007
Maurice FitzMaurice	Air Transportation Portfolio	$50,001 - $100,000

The following table provides information relating to other accounts managed by Mr. Wickwire as of August 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,261	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Gold ($1,261 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of August 31, 2007
Joe Wickwire	Gold Portfolio	$10,001 - $50,000

The following table provides information relating to other accounts managed by Mr. Hornbuckle as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 87	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($87 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Harris as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 921	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Discretionary Portfolio ($42 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of April 30, 2007
Evan Hornbuckle	Retailing Portfolio	none
John Harris	Consumer Discretionary Portfolio	none

The following table provides information relating to other accounts managed by Mr. Schuldt as of January 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 269	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($269 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Welo as of January 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,937	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Materials Portfolio ($360 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of January 31, 2008
Matthew Schuldt	Chemicals Portfolio	none
Tobias Welo	Materials Portfolio	none

The following table provides information relating to other accounts managed by Mr. Yoon as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 810	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Medical Equipment Portfolio ($810 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Kelley as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 134	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Construction and Housing Portfolio ($134 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of May 31, 2007
Edward Yoon	Medical Equipment Portfolio	$10,001 - $50,000
Dan Kelley	Construction and Housing Portfolio	none

The following table provides information relating to other accounts managed by Mr. Hesse as of June 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,145	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Brokerage and Investment Management Portfolio ($1,081 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. FitzMaurice as of November 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 163	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Transportation ($92 (in millions) assets managed).

Sector Fund Manager	Select fund(s)	Dollar Range of Shares owned as of November 30, 2007
Maurice FitzMaurice	Transportation Portfolio	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 97.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).